Capital structure and financial items - Earnings per share - Narrative (Details) - kr / shares	Dec. 31, 2025	Dec. 31, 2024	Sep. 13, 2023	Sep. 12, 2023
B shares | Share capital
Earnings per share [line items]
Value of shares (DKK per share)	kr 0.10	kr 0.10	kr 0.10	kr 0.20